Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Shares Activity
The Company’s Preferred Shares activities for the years ended December 31, 2019 and 2020 are summarized in the following table:

	Series A Preferred Shares		Series B Preferred Shares		Series B+ Preferred Shares		Series C Preferred Shares		Series C+ Preferred Shares		Total
	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Amount (US$)
Balances as of January 1, 2019	55,626,960	$45,578,868	50,783,698	$29,955,293	26,651,410	$45,876,440	34,793,413	$67,844,843	—	$—	$189,255,444
Accretion on convertible redeemable preferred shares to redemption value	—	44,470,906	—	90,636	—	398,120	—	5,755,291	—	—	50,714,953
Balances as of December 31, 2019	55,626,960	$90,049,774	50,783,698	$30,045,929	26,651,410	$46,274,560	34,793,413	$73,600,134	—	$—	$239,970,397
Issuance of convertible redeemable preferred shares, net of issuance costs	—	—	—	—	—	—	—	—	15,062,510	50,000,002	50,000,002
Accretion on convertible redeemable preferred shares to redemption value	—	188,085,026	—	44,664	—	197,006	—	3,006,220	—	2,132,827	193,465,743
Conversion of convertible redeemable preferred shares upon completion of the IPO	(55,626,960)	(278,134,800)	(50,783,698)	(30,090,593)	(26,651,410)	(46,471,566)	(34,793,413)	(76,606,354)	(15,062,510)	(52,132,829)	(483,436,142)
Balances as of December 31, 2020	—	$—	—	$—	—	$—	—	$—	—	$—	$—